Debt, Banking Arrangements, and Leases	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 14 – Debt, Banking Arrangements, and Leases
Long-Term Debt

	December 31,
	2014	2013
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
Pre-merger WPZ:
3.8% Notes due 2015 (3)	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.35% Notes due 2022	750	750
4.5% Notes due 2023	600	600
4.3% Notes due 2024	1,000	—
3.9% Notes due 2025	750	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	400
5.4% Notes due 2044	500	—
4.9% Notes due 2045	500	—
ACMP (1):
5.875% Notes due 2021	750	—
6.125% Notes due 2022	750	—
4.875% Notes due 2023	1,400	—
4.875% Notes due 2024	750	—
Credit facility loans	640	—
The Williams Companies, Inc. (WMB):
7.875% Notes due 2021	371	371
3.7% Notes due 2023	850	850
4.55% Notes due 2024	1,250	—
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
5.75% Notes due 2044	650	—
Various — 5.5% to 10.25% Notes and Debentures due 2019 to 2033	55	55
Credit facility loans	370	—
Capital lease obligations	5	1
Net unamortized debt premium (discount) (2)	187	(37)
Total long-term debt, including current portion	20,892	11,354
Long-term debt due within one year	(4)	(1)
Long-term debt	$20,888	$11,353

________________
(1) See Note 2 – Acquisitions.
(2) Includes premium related to the fair value of ACMP debt. See Note 2 – Acquisitions.
(3) Presented as long-term debt due to the merged partnership’s intent and ability to refinance.

Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.
The following table presents aggregate minimum maturities of long-term debt, excluding net unamortized debt premium (discount) and capital lease obligations, for each of the next five years:

December 31, 2014
(Millions)
2015	$—
2016	375
2017	785
2018	1,510
2019	32

Issuances and retirements
The merged partnership retired $750 million of 3.8 percent senior unsecured notes that matured on February 15, 2015.
On June 27, 2014, Pre-merger WPZ completed a public offering of $750 million of 3.9 percent senior unsecured notes due 2025 and $500 million of 4.9 percent senior unsecured notes due 2045. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
On June 24, 2014, we completed a public offering of $1.25 billion of 4.55 percent senior unsecured notes due 2024 and $650 million of 5.75 percent unsecured notes due 2044. We used the net proceeds to finance a portion of the ACMP Acquisition. (See Note 2 – Acquisitions.)
On March 4, 2014, Pre-merger WPZ completed a public offering of $1 billion of 4.3 percent senior unsecured notes due 2024 and $500 million of 5.4 percent senior unsecured notes due 2044. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
On November 15, 2013, Pre-merger WPZ completed a public offering of $600 million of 4.5 percent senior unsecured notes due 2023 and $400 million of 5.8 percent senior unsecured notes due 2043. Pre-merger WPZ used the net proceeds to repay amounts outstanding under its commercial paper program, to fund capital expenditures, and for general partnership purposes.
Credit Facilities

	December 31, 2014
	Available	Outstanding
	(Millions)
Pre-merger WPZ credit facility (1)(3)
Loans	$2,500	$—
Letters of credit sub-limit	1,300	—
Letters of credit under certain bilateral bank agreements		1
ACMP credit facility (2)
Loans	1,750	640
Letters of credit sub-limit	200	2
Swing line advances sub-limit	100	—
WMB credit facility (1)
Loans	1,500	370
Letters of credit sub-limit	700	—
Letters of credit under certain bilateral bank agreements		15
________________
(1) Under certain conditions, the amount available may be increased up to an additional $500 million.
(2) Under certain conditions, the amount available may be increased up to an additional $250 million.
(3) Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The agreements governing the credit facilities contain these terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, a borrower’s ability to merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, make investments, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under its respective credit facility, the lenders will be able to terminate the commitments for the respective borrowers and accelerate the maturity of any loans of the defaulting borrower under the respective credit facility agreement and exercise other rights and remedies.

•
Each time funds are borrowed under our credit facility, the borrower may choose from two methods of calculating interest: a fluctuating base rate equal to the bank’s alternate base rate plus an applicable margin or a periodic fixed rate equal to LIBOR plus an applicable margin. The borrower is required to pay a commitment fee based on the unused portion of its respective credit facility. The applicable margin and the commitment fee are determined for us by reference to a pricing schedule based on our senior unsecured long-term debt ratings.

•
Each time funds were borrowed under Pre-merger WPZ’s credit facilities, the applicable borrower could choose from two methods of calculating interest: a fluctuating base rate equal to the bank’s alternate base rate plus an applicable margin or a periodic fixed rate equal to LIBOR plus an applicable margin. The applicable borrower was required to pay a commitment fee based on the unused portion of its respective credit facility. The applicable margin and the commitment fee were determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

•
Each time funds were borrowed under ACMP’s credit facility, ACMP may choose from two methods of calculating interest: (1) the greater of (a) the reference rate of Wells Fargo Bank, NA, (b) the federal funds effective rate plus 0.50 percent or (c) the Eurodollar rate which is based on LIBOR plus 1.00 percent, each of which is subject to a margin that varies from 0.50 percent to 1.50 percent, according to ACMP’s leverage ratio (as defined in the agreement), or (2) the Eurodollar rate plus a margin that varies from 1.50 percent to 2.50 percent, according to ACMP’s leverage ratio. The revolving credit facility is secured by all of ACMP’s assets. If ACMP reaches investment grade status, ACMP will have the option to release the security under the credit facility and amounts borrowed will bear interest under a specified ratings-based pricing grid. ACMP is required to pay a commitment fee based on the unused portion of its respective credit facility of (a) 0.25 percent to 0.375 percent while it is subject to the leverage-based pricing grid, according to its leverage ratio and (b) 0.15 percent to 0.30 percent while it is subject to the ratings-based pricing grid, according to its senior unsecured long-term debt ratings.

WMB credit facility
On June 27, 2014, we entered into Amendment No. 1 to the First Amended & Restated Credit Agreement, dated as of July 31, 2013. The amendment changed certain defined terms and provisions concerning the maintenance of ownership of the general partner of WPZ and the indebtedness of certain of our subsidiaries that act as general partner of WPZ and of ACMP and increased our permitted financial covenant thresholds.
On February 2, 2015, we entered into the Second Amended and Restated Credit Agreement. The aggregate commitments available remain at $1.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The maturity date of the credit facility is extended to February 2, 2020. However, we may request an extension of the maturity date for an additional one year period, up to two times, to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement also allows for swing line loans up to an aggregate amount of $50 million, subject to available capacity under the credit facility, and decreases the letters of credit commitments to $675 million.
Our significant financial covenants under the agreement require the ratio of debt to EBITDA (each as defined in the credit agreement) be no greater than 5 to 1, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.
We are in compliance with these financial covenants as measured at December 31, 2014. At February 24, 2015, we have no borrowings outstanding under our credit facility.
Pre-merger WPZ credit facility
On December 1, 2014, Pre-merger WPZ, Transco, and Northwest Pipeline entered into Amendment No.1 and Consent to the First Amended & Restated Credit Agreement, dated as of July 31, 2013. The amendment provided the consent of the lenders for this credit agreement to continue for ACMP upon consummation of the Merger and the termination of ACMP’s existing credit agreement. In addition, the amendment provided the consent that certain existing liens and guarantees of indebtedness of ACMP to be terminated in connection with the Merger would not become liens and guarantees of indebtedness under this credit agreement.
On February 2, 2015, the Pre-merger WPZ credit facility was terminated in connection with the Merger.
ACMP credit facility
On February 2, 2015, the ACMP credit facility loans outstanding were paid and terminated in connection with the Merger.
Credit facilities for the merged partnership
On February 2, 2015, the merged partnership, Transco, Northwest Pipeline, the lenders named therein, and an administrative agent entered into the Second Amended & Restated Credit Agreement with aggregate commitments available of $3.5 billion, with up to an additional $500 million increase in aggregate commitments available under certain circumstances. The maturity date of the credit facility is February 2, 2020. However, the co-borrowers may request an extension of the maturity date for an additional one year period, up to two times to allow a maturity date as late as February 2, 2022, under certain circumstances. The agreement allows for swingline loans up to an aggregate amount of $150 million, subject to available capacity under the credit facility, and letters of credit commitments of $1.125 billion. Transco and Northwest Pipeline are each able to borrow up to $500 million under this credit facility to the extent not otherwise utilized by the other co-borrowers.
The agreement governing this credit facility contains the following terms and conditions:

•
Various covenants may limit, among other things, a borrower’s and its material subsidiaries’ ability to grant certain liens supporting indebtedness, a borrower’s ability to merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, enter into certain restrictive agreements, and allow any material change in the nature of its business.

•
If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility agreement and exercise other rights and remedies.

•
Other than swingline loans, each time funds are borrowed, the borrower must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  If such borrowing is an alternate base rate borrowing, interest is calculated on the basis of the greater of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus ½ of 1 percent and (c) a periodic fixed rate equal to the London Interbank Offered Rate (LIBOR) plus 1 percent, plus, in the case of each of (a), (b) and (c), an applicable margin. If the borrowing is a Eurodollar borrowing, interest is calculated on the basis of LIBOR for the relevant period plus an applicable margin.  Interest on swingline loans is calculated as the sum of the alternate base rate plus an applicable margin.  The borrower is required to pay a commitment fee based on the unused portion of the credit facility. The applicable margin and the commitment fee are determined for each borrower by reference to a pricing schedule based on such borrower’s senior unsecured long-term debt ratings.

Significant financial covenants require:

•
The ratio of debt to EBITDA (each as defined in the credit facility) to be no greater than 5 to 1, except for the fiscal quarter and the two following fiscal quarters in which one or more acquisitions has been executed, in which case the ratio of debt to EBITDA is to be no greater than 5.5 to 1.

•	The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 65 percent for each Transco and Northwest Pipeline.
On February 3, 2015, the merged partnership entered into a Credit Agreement providing for a $1.5 billion short-term credit facility with a maturity date of August 3, 2015 with an option to extend the maturity date to February 2, 2016 subject to certain circumstances.  The short-term credit facility has substantially the same covenants as our $3.5 billion credit facility.  Under our short-term credit facility any time funds are borrowed, the merged partnership must choose whether such borrowing will be an alternate base rate borrowing or a Eurodollar borrowing.  Interest is calculated on each of these types of borrowings in the same manner as under the $3.5 billion credit facility. The merged partnership is required to pay a commitment fee based on the unused portion of the short-term credit facility. The applicable margin and the commitment fee are determined by reference to a pricing schedule based on our senior unsecured long-term debt ratings.
The merged partnership is in compliance with these financial covenants as measured at December 31, 2014.
As of February 24, 2015, $1.3 billion is outstanding under the long-term credit facility.
Commercial Paper Program
Pre-merger WPZ’s commercial paper program allows a maximum outstanding amount at any time of $2 billion of unsecured commercial paper notes. The maturities of the commercial paper notes vary but may not exceed 397 days from the date of issuance. The commercial paper notes are sold under customary terms in the commercial paper market and are issued at a discount from par, or, alternatively, are sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are used for general partnership purposes, including funding capital expenditures, working capital, and partnership distributions. We classify Pre-merger WPZ’s commercial paper outstanding in Current liabilities in the Consolidated Balance Sheet, as the outstanding notes at December 31, 2014 and December 31, 2013, having maturity dates less than three months from the date of issuance. At December 31, 2014, Pre-merger WPZ had $798 million in Commercial paper outstanding at a weighted average interest rate of 0.92 percent and at December 31, 2013, Pre-merger WPZ had $225 million in Commercial paper outstanding at a weighted average interest rate of 0.42 percent.
On February 2, 2015, the merged partnership amended and restated the commercial paper program to allow a maximum outstanding of $3 billion of unsecured commercial paper notes. As of February 24, 2015, $1.8 billion is outstanding under this program.
Cash Payments for Interest (Net of Amounts Capitalized)
Cash payments for interest (net of amounts capitalized) were $681 million in 2014, $472 million in 2013, and $479 million in 2012.
Restricted Net Assets of Subsidiaries
We have considered the guidance in the Securities and Exchange Commission’s Regulation S-X related to restricted net assets of subsidiaries. In accordance with Rule 4-08(e) of Regulation S-X, we have determined that certain net assets of our subsidiaries are considered restricted under this guidance and exceed 25 percent of our consolidated net assets. As of December 31, 2014, substantially all of these restricted net assets relate to the net assets of Pre-merger WPZ and ACMP, which are technically considered restricted under this accounting rule due to terms within WPZ’s and ACMP’s partnership agreements that govern the partnerships’ assets. Our interest in Pre-merger WPZ’s and ACMP’s net assets that are considered to be restricted at December 31, 2014 was $15 billion.
Leases-Lessee
The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2014
(Millions)
2015	$83
2016	71
2017	55
2018	41
2019	33
Thereafter	129
Total	$412

Total rent expense was $109 million in 2014, $58 million in 2013, and $56 million in 2012 and primarily included in Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Income.